VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 39.5%
Allkem Ltd. # *	7,871,703	$66,675,445
Australian Strategic Materials Ltd. # * †	3,901,539	22,042,610
AVZ Minerals Ltd. # * †	70,736,864	64,621,815
Iluka Resources Ltd. #	5,597,140	47,245,760
ioneer Ltd. # * †	67,039,822	34,399,287
Liontown Resources Ltd. # * †	37,557,357	52,498,204
Lynas Rare Earths Ltd. # * †	9,146,547	73,178,571
Pilbara Minerals Ltd. # *	29,321,480	69,518,168
		430,179,860
Canada: 10.1%
Lithium Americas Corp. (USD) * †	1,507,292	58,015,669
Standard Lithium Ltd. (USD) * †	5,873,638	51,688,015
		109,703,684
China: 25.9%
China Northern Rare Earth Group High-Tech Co. Ltd. #	11,556,656	69,903,207
Ganfeng Lithium Co. Ltd. (HKD) 144A #	3,535,200	49,748,322
Shenghe Resources Holding Co. Ltd. #	16,328,787	43,293,059
Xiamen Tungsten Co. Ltd. #	13,790,904	39,982,885
Zhejiang Huayou Cobalt Co. Ltd. #	5,227,490	79,786,935
		282,714,408
	Number of Shares	Value
France: 4.7%
Eramet SA # * †	311,794	$51,201,935
Netherlands: 5.0%
AMG Advanced Metallurgical Group NV #	1,251,062	54,061,131
United Kingdom: 4.3%
Tronox Holdings Plc (USD)	2,399,778	47,491,607
United States: 10.4%
Livent Corp. * †	1,846,383	48,135,205
MP Materials Corp. * †	1,144,719	65,638,187
		113,773,392
Total Common Stocks (Cost: $679,534,815)		1,089,126,017

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5% (Cost: $59,461,501)
Money Market Fund: 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio	59,461,501	59,461,501
Total Investments: 105.4% (Cost: $738,996,316)		1,148,587,518
Liabilities in excess of other assets: (5.4)%		(58,880,568)
NET ASSETS: 100.0%		$1,089,706,950

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $818,157,335 which represents 75.1% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $184,317,220.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $49,748,322, or 4.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$1,089,126,017
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